Other assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Input value-added tax recoverable for solar power plants	¥ 196,543
Long-term deposits	27,433
Total	223,976
Solar power plant
Input value-added tax recoverable for solar power plants	237,307
Solar power plant | Current assets
Input value-added tax recoverable for solar power plants	40,764	¥ 89,986
Solar power plant | Noncurrent assets
Input value-added tax recoverable for solar power plants	¥ 196,543